Financial risk management objectives and policies - Disclosure of maturity analysis for non-derivative financial liabilities (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	$ 201,986,202	$ 492,039,336
Margin loans payable		317,722,438
Bank borrowings	233,493,790
Financial liabilities included in other payables and accruals	54,136,011	66,043,431
Convertible bonds	124,606,940	125,273,321
Non-derivative financial liabilities, undiscounted cash flows	$ 614,222,943	$ 1,001,078,526
Weighted average interest rate	2.10%
Margin Loans Payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate		6.625%
Convertible Bond [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate	7.80%	7.80%
Bank borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate	2.10%
On demand or less than 3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	$ 201,986,202	$ 492,039,336
Margin loans payable		317,722,438
Bank borrowings	233,493,790
Financial liabilities included in other payables and accruals	54,136,011	66,043,431
Non-derivative financial liabilities, undiscounted cash flows	489,616,003	875,805,205
1 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible bonds	124,606,940	125,273,321
Non-derivative financial liabilities, undiscounted cash flows	$ 124,606,940	$ 125,273,321